RELATED PARTY TRANSACTION (Tables)	3 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of conversion option for Level 3 of fair value measurement and assumption

		February 22,
		2021
	March 31,	(Initial
	2021	Measurement)
Underlying warrant value	$12.45	$39.46
Exercise price	$1.00	$1.00
Holding period	0.23	0.34
Risk-free rate	0.03%	0.03%
Volatility	125%	125%
Dividend yield	0.0%	0.0%

Summary of the change in the fair value of conversion option liability

Fair value as of January 1, 2021	$—
Initial measurement on February 22, 2021	57,691,636
Change in fair value	(40,517,598)
Fair value as of March 31, 2021	$17,174,038